Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Notes and other explanatory information [abstract]
Schedule of revenue by geographical analysis

	2022 £’000	2021 £’000	2020 £’000
Revenue:
United Kingdom	–	–	4
Belgium	699	578	114
Rest of the World	–	–	62
	699	578	180

Schedule of performance obligations

	Contractual Assets			Contractual Liabilities
	2022 £’000	2021 £’000	2020 £’000	2022 £’000	2021 £’000	2020 £’000
At 1 January	–	71	–	–	(68)	–
Transfers in the period from contract assets to trade receivables	–	(71)	–	–	–	–
Amounts included in contract liabilities that was recognised as revenue during the period	–	–	–	–	(68)	–
Excess of revenue recognised over cash	–	–	71	–	–	–
Cash received in advance of performance and not recognised as revenue during the period	–	–	–	(197)	–	(68)
At 31 December	–	–	71	(197)	–	(68)

Schedule of commercial segment

	2022 £’000	2021 £’000	2020 £’000
Customer A	100%	100%	64%
Customer B	–	–	34%
Customer C	–	–	2%